Fair Value of Financial Instruments (Details)				3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	Feb. 16, 2026 shares	May 19, 2025 shares	Nov. 15, 2024 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)		Dec. 31, 2023 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of the derivative liability										$ (43,063)	$ (361,290)
Net derivative asset										$ 63,334	106,397
Discount rate										15.00%
Maturity period										3 years
Aggregate fair value											698,620
Estimated fair value											891,364
Change in fair value							$ (131,677)	[1]		$ (131,677)	(192,744)
Restricted shares (in Shares) | shares	120,000
Dilutive offering rate (in Dollars per share) | $ / shares									$ 5
Dilutive offering price rate									50.00%
Change in fair value of the warrant liability					$ (10,030)		152,490	[1]		152,490	804,004
Estimated the fair value of the put option right										2,309,000	2,650,000
Derivative liability										$ 341,000	$ 746,000
Percentage of equity volatility										96.90%	87.20%
Percentage of risk free rate										3.84%	4.41%
Estimated discount rate										13.86%	9.98%
Commodity Contract [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Net derivative liability				1,051,190		1,051,190				$ 63,334
White Lion Note Derivative [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Net derivative liability				437,838		437,838
Put Option Right [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Net derivative liability				1,803,000		1,803,000				2,309,000
Related Party [Member] | Nonembedded Derivative Liabilities [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of the derivative liability				$ 435,000	$ 449,000	$ 506,000	$ 562,000
Warrant [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Aggregate fair value										$ 0	$ 5,681,849
Estimated discount rate										15.00%
Change in fair value of the warrant liability										$ 152,490	$ 804,004
Measurement Input, Expected CEO Tenure [Member] | Put Option Right [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Estimated CEO tenure									7.8
Measurement Input, Option Volatility [Member] | Put Option Right [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Estimated CEO tenure				96.9		96.9
Measurement Input, Risk Free Interest Rate [Member] | Put Option Right [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Estimated CEO tenure				4.17		4.17
Measurement Input, Discount Rate [Member] | Put Option Right [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Estimated CEO tenure				18.88		18.88
Common Class A [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Restricted shares (in Shares) | shares		7,500	450,000
Restricted shares value			$ 450,000

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11